Revenue	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue	Revenue
Revenue recognised during the three and six months ended June 30, 2024 and 2023 relates to collaboration agreements with Bristol Myers Squibb Company (“BMY”), Sanofi S.A. (“Sanofi”), Merck KGaA, Darmstadt, Germany (“Merck KGaA, Darmstadt, Germany”), Millennium Pharmaceuticals Inc. (“Millennium”) (an indirect wholly owned subsidiary of Takeda Pharmaceutical Company Limited), as well as legacy contracts operated by the Group’s Austrian subsidiary. The proportion of revenue by customer in each period is as follows:
Revenue (continued)

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	%	%	%	%
BMY	23	73	25	70
Merck KGaA, Darmstadt, Germany	24	—	19	—
Sanofi	53	27	46	29
Others	—	—	10	1
	100	100	100	100

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Service fees	—	—	—	104
Licensing fees - upfront payments and research funding	4,419	3,006	9,709	8,663
Total Revenue	4,419	3,006	9,709	8,767

Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the goods or services transfers to the customer. For obligations discharged over time, the Group recognises revenue equal to recoverable costs incurred for new collaborations from their inception until such time as the collaboration is sufficiently progressed such that the Group can reliably estimate the level of profit that will be achieved from delivery of the related performance obligations. Where collaborations include significant variable consideration which is constrained at the inception of the arrangement this can lead to gross losses being recognised during the early stages of a contract.

All licensing revenue during the three and six months ended June 30, 2024 and 2023 relates to obligations discharged over time, and input methods are utilised in order to estimate the extent to which the performance obligations have been satisfied at the end of the reporting period based upon costs incurred, which can be internal or third party in nature.

Included within revenue for the six months ended June 30, 2024 is an amount of £1.0 million relating to an up-front payment received from Millennium in October 2020 following completion of the related collaboration contract term on March 31, 2024, at which time all related performance obligations have been deemed to be fully satisfied.

The Group has assessed its significant collaboration arrangements with commercial partners and determined that no provision for future operating losses is required as at June 30, 2024 taking into account expected future cash inflows and remaining contract liabilities amounts for each collaboration relative to the remaining unavoidable costs of meeting the contracts’ obligations in each instance.